File Nos. 33-00823 811-4430

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[__]
Post-Effective Amendment No. 33 	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 33	[X]

(Check appropriate box or boxes.) DREYFUS 100% U.S. TREASURY MONEY MARKET FUND (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation 200 Park Avenue, New York, New York 10166 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

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immediately upon filing pursuant to paragraph (b)
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X	on May 1, 2009 pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a) (1)
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on (date) pursuant to paragraph (a) (1)
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75 days after filing pursuant to paragraph (a) (2)
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	on (date)	pursuant to paragraph (a) (2) of Rule 485

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If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment. ----

Dreyfus U.S. Treasury Funds

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Dreyfus U.S. Treasury Intermediate Term Fund Ticker Symbol: DRGIX Dreyfus U.S. Treasury Long Term Fund Ticker Symbol: DRGBX Dreyfus 100% U.S. Treasury Money Market Fund Ticker Symbol: DUSXX
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PROSPECTUS May 1, 2009

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Contents

The Funds

Introduction	1
Goal and Approach	2
Past Performance	5
Expenses	8
Management	11
Financial Highlights	13

Your Investment

Shareholder Guide	16
Distributions and Taxes	23
Services for Fund Investors	24

For More Information

See back cover.

The Funds

Dreyfus 100% U.S. Treasury Money Market Fund Dreyfus U.S. Treasury Intermediate Term Fund Dreyfus U.S. Treasury Long Term Fund

INTRODUCTION

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This combined prospectus has been prepared for your convenience so that you can consider three investment choices in one document. Each fund is a separate entity with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. The funds differ in their average portfolio maturity and effective duration, which affects their level of income and degree of share price fluctuation. Each of the Intermediate Term Fund and the Long Term Fund seeks to maximize total return, consisting of capital appreciation and current income. The Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the Intermediate Term Fund and the Long Term Fund each invests primarily, and the Money Market Fund invests solely, in U.S. Treasury securities.

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GOAL and APPROACH

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Dreyfus 100% U.S. Treasury Money Market Fund

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The Money Market Fund seeks to maintain a stable share price of $1.00. It invests only in U.S. Treasury securities. As a money market fund, it is subject to strict federal requirements and must maintain a dollar-weighted average portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

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Dreyfus U.S. Treasury Intermediate Term Fund

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The Intermediate Term Fund seeks to maximize total return, consisting of capital appreciation and current income, by investing at least 80% of its assets in U.S. Treasury securities. The fund also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including inflation-indexed bonds), and may enter into repurchase agreements. Although the fund may invest in or have investment exposure to individual bonds of any remaining maturity, under normal market conditions, the fund maintains an effective duration between 2.5 and 6 years, and a dollar weighted average portfolio maturity between 3 and 10 years.

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Dreyfus U.S. Treasury Long Term Fund

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The Long Term Fund seeks to maximize total return, consisting of capital appreciation and current income, by investing at least 80% of its assets in U.S. Treasury securities. The fund also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including inflation-indexed bonds), and may enter into repurchase agreements. Although the fund may invest in or have investment exposure to individual bonds of any remaining maturity, under normal market conditions, the fund maintains an effective duration of 7.5 years or more, and a dollar-weighted average portfolio maturity of 10 years or more.

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The Intermediate Term and Long Term funds may, but are not required to, use derivatives, such as options, futures and options on futures (including those relating to securities and interest rates) and swap agreements, as a substitute for investing directly in an underlying asset, to manage interest rate risk, to manage the effective duration or maturity of the fund’s portfolio, to increase returns, or as part of a hedging strategy. The funds may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which a fund agrees to buy a security in the future at a price agreed upon today. Duration is an indication of an investment’s “interest rate risk,” or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a fund’s duration, the more it is likely to react to interest rate fluctuations and the greater its long-term risk/return potential.

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Dollar weighted average maturity is the length of time, in days or years, until the securities held by a fund, on average, will mature or be redeemed by the issuer. The average maturity is weighted according to the dollar amounts in the various securities held by the fund.

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MAIN RISKS

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The fund’s principal risks are discussed below. An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

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Risks Applicable to Intermediate Term Fund and Long Term Fund.

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  Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. Securities issued by the U.S. Treasury or U.S. government agencies generally present minimal credit risk. However, a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate.
  Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The U.S.
  Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.
  U.S. government securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Not all U.S. government obligations are backed by the full faith and credit of the U.S. Treasury. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. In addition, because many types of U.S. government obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
  Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk.
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  Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. The fund may be required to segregate liquid assets in connection with the purchase of derivative instruments.
  Leverage risk. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts, and engaging in forward commitment transactions, may magnify the fund’s gains or losses. Additionally, certain derivatives may involve leverage, which could result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the investment.
  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.
  Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or in exercising rights to the collateral.
  The Intermediate and Long Term funds may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund’s after-tax performance.
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Risks Applicable to the Money Market Fund.

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An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

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The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

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  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund’s ability to maintain a stable net asset value.
  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S.
  Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
  Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or in exercising rights to the collateral.
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Dreyfus 100% U.S. Treasury Money Market Fund

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s shares from year to year. The table shows the average annual total returns of the fund’s shares over time. The fund's past performance (before and after taxes) is no guarantee of future results.All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results.

Year-by-year total returns as of 12/31 each year (%)

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Dreyfus U.S. Treasury Intermediate Term Fund

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. All returns assume reinvestment of dividends and distributions. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

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Average annual total returns as of 12/31/08
	1 Year	5 Years	10 Years

Fund
returns before taxes	11.11%	5.04%	5.34%

Fund
returns after taxes on distributions	9.54%	3.63%	3.59%

Fund
returns after taxes on distributions and sale of fund shares	7.16%	3.45%	3.48%

Merrill Lynch Governments, U.S. Treasury
Intermediate Term Index	11.33%	5.38%	5.66%
reflects no deduction for fees, expenses or taxes
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Dreyfus U.S. Treasury Long Term Fund PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. All returns assume reinvestment of dividends and distributions. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.

After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

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Average annual total returns as of 12/31/08
	1 Year	5 Years	10 Years

Fund
returns before taxes	21.59%	8.32%	6.77%

Fund
returns after taxes on distributions	19.66%	6.63%	4.93%

Fund
returns after taxes on distributions and sale of fund shares	13.85%	6.09%	4.65%

Merrill Lynch Governments, U.S. Treasury
Long-Term Index	24.35%	9.81%	8.14%
reflects no deduction for fees, expenses or taxes
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Dreyfus 100% U.S. Treasury Money Market Fund

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

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Annual fund operating expenses (paid each year as a % of the value of your investment)

Management fees	0.50
Shareholder services fees	0.03
Other expenses	0.06

Total fund operating expenses	0.59

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EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years

$60	$189	$329	$738

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Dreyfus U.S. Treasury Intermediate Term Fund

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

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Annual fund operating expenses (paid each year as a % of the value of your investment)

Management fees	0.60
Shareholder services fees	0.06
Other expenses	0.24

Total fund operating expenses	0.90

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For the fiscal year ended December 31, 2008, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.35%, reducing total fund operating expenses from 0.90% to 0.65%. This waiver was voluntary and may be terminated at any time.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years

$92	$287	$498	$1,108

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Dreyfus U.S Treasury Long Term Fund EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

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Annual fund operating expenses (paid each year as a % of the value of your investment)

Management fees	0.60
Shareholder services fees	0.06
Other expenses	0.26

Total fund operating expenses	0.92

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For the fiscal year ended December 31, 2008, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.33%, reducing total fund operating expenses from 0.92% to 0.65%. This waiver was voluntary and may be terminated at any time.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years

$94	$293	$509	$1,131

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MANAGEMENT

Investment adviser

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The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $338 billion in approximately 190 mutual fund portfolios. For the past fiscal year, the Money Market Fund, Intermediate Term Fund and Long Term Fund paid Dreyfus a monthly management fee at the effective annual rate of 0.50%, 0.35% and 0.33%, respectively, of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the period ended December 31, 2008. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $20 trillion in assets under custody and administration and $881 billion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

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The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

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Robert Bayston is the primary portfolio managers of the Intermediate Term Fund and the Long Term Fund. Mr. Bayston has been a portfolio manager for the funds since April 2008 and has been employed by Dreyfus since September 2001. Mr. Bayston also is a portfolio manager responsible for TIPS and derivatives strategies with Standish Mellon Asset Management Company, LLC (“Standish”), a subsidiary of BNY Mellon and an affiliate of Dreyfus. Mr. Bayston joined Standish in 1991.

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The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

Distributor

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any of the firms’ other clients.

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

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		Year Ended December 31,

Dreyfus 100% U.S. Treasury Money	2008	2007	2006	2005	2004
Market Fund

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.014	.041	.040	.023	.006
Distributions:
Dividends from investment income-	(.014)	(.041)	(.040)	(.023)	(.006)
net
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.37	4.16	4.07	2.28	.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average	.59	.65	.70	.68	.69
net assets
Ratio of net expenses to average net	.58	.65	.70 [a]	.68 [a]	.69
assets
Ratio of net investment income to	1.00	4.05	4.00	2.24	.55
average net assets
Net Assets, end of period ($ x 1,000)	2,264,240	604,271	563,128	592,002	667,492

[a] Expense waivers and/or reimbursements amounted to less than .01%.
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			Year Ended December 31,

Dreyfus U.S. Treasury Intermediate Term Fund	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	12.88	12.41	12.50	12.65	13.04
Investment Operations:
Investment income--net [a]	.39	.51	.47	.34	.23
Net realized and unrealized gain (loss) on investments	1.01	.48	(.09)	(.05)	(.13)
Total from Investment Operations	1.40	.99	.38	.29	.10
Distributions:
Dividends from investment income--net	(.54)	(.52)	(.47)	(.44)	(.49)
Net asset value, end of period	13.74	12.88	12.41	12.50	12.65

Total Return (%)	11.11+	8.22	3.09	2.32	.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90	.93	.92	.90	.91
Ratio of net expenses to average net assets	.65	.65	.65	.65	.66
Ratio of net investment income to average net assets	2.97	4.10	3.83	2.65	1.78
Portfolio Turnover Rate	132.58	288.09	246.50	198.10	1,082.63

Net Assets, end of period ($ x 1,000)	243,346	194,675	191,094	177,337	196,182

+The impact of the payment from the Manager on the fund’s total return was less than .01%.
[a] Based on average shares outstanding at each month end.
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		Year Ended December 31,

Dreyfus U.S. Treasury Long Term Fund	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	16.64	15.80	16.31	16.12	16.24
Investment Operations:
Investment income--net [a]	.67	.67	.65	.61	.54
Net realized and unrealized gain (loss) on	2.80	.91	(.46)	.29	.06
investments
Total from Investment Operations	3.47	1.58	.19	.90	.60
Distributions:
Dividends from investment income--net	(.77)	(.74)	(.70)	(.71)	(.72)
Net asset value, end of period	19.34	16.64	15.80	16.31	16.12
Total Return (%)	21.59	10.38	1.29	5.62	3.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.92	.96	.93	.97
Ratio of net expenses to average net assets	.65	.65	.65	.65	.66
Ratio of net investment income to average net	3.96	4.24	4.14	3.71	3.45
assets
Portfolio Turnover Rate	114.41	237.27	203.80	134.72	1,413.24
Net Assets, end of period ($ x 1,000)	115,383	83,481	77,607	82,991	81,320

[a] Based on average shares outstanding at each month end.
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Your Investment

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SHAREHOLDER GUIDE

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Valuing Shares

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You pay no sales charges to invest in these funds. Your price for fund shares is the net asset value per share (NAV), which is generally calculated, for the Money Market Fund as of 3:00 p.m. and 4:00 p.m. Eastern time, and for the Intermediate Term Fund and Long Term Fund as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time), on days the exchange is open for regular business.

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Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. The Money Market Fund’s investments are valued based on amortized costs, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts of premiums reflected in their purchase price. The Money Market Fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price. When calculating its NAV, the Money Market Fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. Purchase orders for Money Market Fund shares received in proper form before 3:00 p.m. Eastern time will receive the dividend declared on that day, whereas orders received after 3:00 p.m. but before 4:00 p.m. Eastern time will begin to accrue dividends on the following business day.

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When calculating NAVs, each of the Intermediate Term Fund’s and Long Term Fund’s investments generally are valued by one or more independent pricing services approved by the fund’s board or on the basis of market quotations. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

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Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent

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short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

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How to Buy Shares

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By Mail – Regular Accounts. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

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The Dreyfus Family of Funds P.O. Box 55299 Boston, MA 02205-8502

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To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to:

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The Dreyfus Family of Funds P.O. Box 105 Newark, NJ 07101-0105

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By Mail -- IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

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The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568

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Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

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Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call us at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

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Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

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 In Person. Visit a Dreyfus Financial Center. Please call us for locations.

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Minimum investments

	Initial	Additional

Regular accounts	$2,500	$100
Traditional IRAs	$750	no minimum*
Spousal IRAs	$750	no minimum*
Roth IRAs	$750	no minimum*

Educational Savings	$500	no minimum*
Accounts

Dreyfus automatic	$100	$100
investment plans
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All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.
* Minimum Dreyfus TeleTransfer purchase is $100.
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How to Sell Shares

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You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Money Market Fund shares redeemed after 3:00 p.m. but before 4:00 p.m. Eastern time will receive the dividend declared on that day. Money Market Fund shares redeemed prior to 3:00 p.m. will not receive the dividend declared that day. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

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Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

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  if you send a written request to sell such shares, the fund may delay sending the proceeds (or selling the shares in the case of the Money Market Fund) for up to eight business days following the purchase of those shares;
  the fund will not redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares.
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By Mail — Regular Account. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

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The Dreyfus Family of Funds P.O. Box 55263 Boston, MA 02205-8501

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By Mail -- IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

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The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568

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A signature guarantee is required for some written sell orders. These include:

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  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more
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A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

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Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

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A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

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Limitations on selling shares by phone or online through www.dreyfus.com

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Proceeds	Minimum	Maximum

sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint

		accounts every 30 days/

		$20,000 per day

Dreyfus	$500	$500,000 for joint

TeleTransfer		accounts every 30 days/

		$20,000 per day

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

* Not available online on accounts whose address has been changed within the last 30 days.

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Automatically. You may sell shares in a regular account by calling 1-800-645-6561 (outside the U.S. 516-794-5452) for instructions to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Systematic Withdrawal Plan.

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In Person. Visit a Dreyfus Financial Center. Please call us for locations.

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General Policies

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Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

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If you invest through a financial intermediary (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative or the SAI.

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Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the Money Market Fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of Money Market Fund shares. Dreyfus also believes that money market funds, such as the Money Market Fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the Money Market Fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the Money Market Fund reserves the right to refuse any purchase or exchange request. Fund in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the Money Market Fund. If you plan to exchange your Money Market Fund shares for shares of another Dreyfus fund, including the Intermediate Term Fund or Long Term Fund, please read the prospectus of that other Dreyfus fund for more information.

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The Intermediate Term and Long Term funds are designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a

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result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

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The fund also reserves the right to:

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  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading
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More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

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Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

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Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in nonaffiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

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Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.


Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole



discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

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To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

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To the extent that the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

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Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.


Small Account Policy

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To offset the relatively higher costs of servicing smaller accounts, each fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

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The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

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If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

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DISTRIBUTIONS AND TAXES

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The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends monthly and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

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Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.


High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.


If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.


Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.


The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.


SERVICES FOR FUND INVESTORS


Automatic services


Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-645-6561.

For investing

Dreyfus Automatic	For making automatic investments

Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments

Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments

Direct Deposit Privilege	from your federal employment,

Social Security or other regular

federal government check.

Dreyfus Dividend	For automatically reinvesting the

Sweep	dividends and distributions from the

fund into another Dreyfus Fund (not

available for IRAs).

For exchanging shares

Dreyfus Auto-Exchange	For making regular exchanges from

Privilege	the fund into another Dreyfus Fund.

For selling shares

Dreyfus Automatic	For making regular withdrawals

Withdrawal Plan	from most Dreyfus Funds. There

will be no CDSC, as long as the

amount of any withdrawal does not

exceed on an annual basis 12% of

the greater of the account value at

the time of the first withdrawal

under the plan, or at the time of the

subsequent withdrawal.


Exchange privilege


Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


Dreyfus TeleTransfer privilege


To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.


Account Statements


Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.


Checkwriting privilege


You may write redemption checks against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.


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Dreyfus Express® voice-activated account access


You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus Funds, get price and yield information, and much more, by calling 1-800-645-6561. Certain requests require the services of a representative.


Retirement Plans


Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here’s where you call for information:

  For traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561
  For SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

Dreyfus Financial Centers


A full array of investment services and products are offered at Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirements planning.


Experienced financial advisers can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Financial Center is near you, call 1-800-645-6561.


For More Information

Dreyfus U.S. Treasury Intermediate Term	Dreyfus 100% U.S Treasury
Fund	Money Market Fund

SEC file number: 811-4428	SEC file number: 811-4430
Dreyfus U.S. Treasury Long Term Fund

SEC file number: 811-4429

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone Call 1-800-645-6561

By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2009 MBSC Securities Corporation

USTFP0509

COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR DREYFUS 100% U.S. TREASURY MONEY MARKET FUND DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND DREYFUS U.S. TREASURY LONG TERM FUND MAY 1, 2009


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current combined Prospectus of Dreyfus 100% U.S. Treasury Money Market Fund (the "Money Market Fund"), Dreyfus U.S. Treasury Intermediate Term Fund (the "Intermediate Term Fund") and Dreyfus U.S. Treasury Long Term Fund (the "Long Term Fund," and together with the Intermediate Term Fund, the "Term Funds") (collectively, the "Funds"), dated May 1, 2009, as the Prospectus may be revised from time to time. To obtain a copy of the Funds' combined Prospectus, please call your financial adviser, or write to the Funds at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:


Call Toll Free 1-800-645-6561 In New York City -- Call 1-718-895-1396 Outside the U.S. -- Call 516-794-5452

     The most recent Annual and Semi-Annual Report to Shareholders of each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. When requesting a copy of this Statement of Additional Information, you will receive the report(s) for the Fund(s) in which you are a shareholder.

     The operations and investment results of one Fund are unrelated to those of each other Fund. This combined Statement of Additional Information has been prepared for your convenience to provide you the opportunity to consider three investment choices in one document.

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DESCRIPTION OF THE FUNDS

     The Money Market Fund, Intermediate Term Fund and Long Term Fund are each Massachusetts business trusts that originally commenced operations on March 27, 1987 as limited partnerships. On December 31, 1993, all of the assets and liabilities of each partnership were transferred to the corresponding Fund in exchange for shares of beneficial interest of the Fund. Each Fund is an open-end management investment company, known as a mutual fund. Each Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

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The Dreyfus Corporation ("Dreyfus") serves as each Fund's investment adviser.

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MBSC Securities Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

     The following information supplements and should be read in conjunction with the Funds' Prospectus.

     U.S. Treasury Securities. (All Funds) Each Term Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) and the Money Market Fund normally invests solely in U.S. Treasury securities. These securities include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

     The Term Funds may invest in U.S. Treasury securities that include Treasury Inflation-Protection Securities ("TIPS"), which are issued by the U.S. Treasury and are designed to provide investors a long term investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index. Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face amount at maturity.

     In exchange for the inflation protection, TIPS generally pay lower interest rates than typical Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income for Federal income tax calculations. As a result, any appreciation in principal must be counted as interest income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes.

     U.S. Government Securities. (Term Funds only) Each Term Fund, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Repurchase Agreements. (Term Funds only) Each Term Fund may enter into repurchase agreements. In a repurchase agreement, the Term Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price. The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. A Term Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Term Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Term Fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Term Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Term Fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

     Zero Coupon, Pay-In-Kind and Step-up Securities. (Term Funds only) Each Term Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. A Term Fund also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. A Term Fund may invest in pay-in-kind bonds, which are bonds, that generally pay interest through the issuance of additional bonds. A Term Fund also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay cash interest throughout the period to maturity, a Term Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, a Term Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, a Term Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

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     Investment Companies. (Term Funds only) Each Term Fund may invest in securities issued by other investment companies. Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Term Fund’s investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. Each Term Fund also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds advised by Dreyfus. Such investments will not be subject to the limitations described above. See "Lending Portfolio Securities."

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Investment Techniques

     The following information supplements and should be read in conjunction with the Funds' Prospectus.

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     Duration. (Term Funds only) As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of a Term Fund, Dreyfus will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

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     Borrowing Money. (All Funds) Each Term Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Term Fund currently intends to, and the Money

Market Fund may, borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. In addition, the Term Funds may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below.

     Reverse Repurchase Agreements. (Term Funds only) Each Fund may enter into reverse repurchase agreements with banks, brokers, dealers or other financial institutions. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. To the extent a Term Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund that enters into the transaction. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

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     Lending Portfolio Securities. (Term Funds only) Each Term Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Term Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Term Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. Each Term Fund may participate in a securities lending program operated by The Bank of New York Mellon. The Bank of New York Mellon will receive a percentage of the total earnings of the Term Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Dreyfus to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Term Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.

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     Derivatives. (Term Funds only) Each Term Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities, to manage the effective maturity or duration of the Fund, to maintain liquidity while simulating full investment by the Fund, or to increase potential returns. Generally, a derivative is a financial contract whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. Examples of derivative instruments each Term Fund may use, include options contracts, futures contracts, and options on futures contracts. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Term Fund will succeed.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

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     If a Term Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with the underlying investment of the Fund’s other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a variation margin payment system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, Dreyfus will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

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     Some derivatives the Term Funds may use may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Term Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the Securities and Exchange Commission or its staff, to “cover” the Fund’s obligations relating to its transactions in derivatives. For example, in the case of futures contracts that are not contractually required to cash settle, the Term Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a futures contract at the time of valuation) while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, the Term Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures contracts, a Term Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

     Neither Term Fund will be a commodity pool. Each Term Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility, as a registered investment company, for an exclusion from the definition of commodity pool operator and that neither Term Fund is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Futures Transactions. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

     Each Term Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although each Term Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

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     Successful use of futures and options on futures contracts by a Term Fund also is subject to Dreyfus’ ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

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Options--In General. Each Term Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Term Fund may write (i.e., sell) covered call and put option contracts to the extent of 50% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the

Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     Each Term Fund may purchase cash-settled options on interest rate swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

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     Successful use by a Term Fund of options will be subject to Dreyfus’ ability to predict correctly movements in interest rates and the prices of securities underlying options. To the extent Dreyfus’ predictions are incorrect, the Fund may incur losses.

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     Future Developments. (Term Funds only) Each Term Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before a Term Fund enters into such transactions or makes any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

     Forward Commitments. The Funds may purchase or sell securities on a when-issued or delayed delivery basis, which means delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a when-issued or delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If a Fund is fully or almost fully invested when when-issued or delayed delivery purchases are outstanding, such purchases may result in a form of leverage. The Funds intend to engage in when-issued and delayed delivery transactions to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase a Fund's exposure to changes in interest rates and will increase the volatility of its returns. A Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

     Securities purchased on a when-issued or delayed delivery basis are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued or delayed delivery basis may expose a Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Each Fund will segregate permissible liquid assets at least equal at all times to the amount of the when-issued or delayed delivery commitments. Purchasing securities on a when-issued or delayed delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of such Fund's net assets and its net asset value per share.

Investment Restrictions

     Under normal circumstances, the Money Market Fund invests all of its net assets and each of the Intermediate Term Fund and Long Term Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities (or other instruments with similar economic characteristics). Each Fund has adopted a policy to provide its shareholders with at least 60 days’ prior notice of any change in its policy to so invest its assets.

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     Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

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     Money Market Fund only. The Money Market Fund has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 and 8 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Money Market Fund may not:

     1. Sell securities short or purchase securities on margin or write or purchase put or call options or combinations thereof.

     2. Underwrite the securities of other issuers or purchase securities subject to restrictions on disposition under the Securities Act of 1933 (so called "restricted securities").

     3. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

     4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.

     5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

     6. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     7. Purchase securities other than those believed at the time of purchase to provide the holder thereof with interest income exempt from state and local income taxes.

     8. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

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     Intermediate Term Fund and Long Term Fund. Each of the Intermediate Term Fund and Long Term Fund has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 and 8 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Neither Term Fund may:

     1. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

     2. Underwrite the securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities, or purchase securities subject to restrictions on disposition under the Securities Act of 1933, as amended (so called "restricted securities").

     3. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus or the entry into repurchase agreements. However, the Fund may lend its portfolio securities to the extent permitted under the 1940 Act (which currently permits lending portfolio securities in an amount not to exceed 33-1/3% of the value of the Fund's total assets). Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

     4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent that the activities permitted in Investment Restriction Nos. 5, 6 and 7 may be deemed to give rise to a senior security.

     5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, provided that the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or acquire real estate as a result of ownership of such securities or instruments, and provided further that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

     6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

     7. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

8. Sell securities short.

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     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of that restriction. With respect to Investment Restriction No. 6 for the Term Funds, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of changes in values or assets, the Term Fund must take steps to reduce such borrowings at least to the extent of such excess.

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MANAGEMENT OF THE FUNDS

     Each Fund's Board is responsible for the management and supervision of their respective Fund and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York Mellon	Custodian for each Fund

Board members of each Fund, together with the information as to their position with the

Fund, principal occupations and other Board memberships and affiliations, are shown below:

1

None of the Board members are “interested persons” of the Funds, as defined in the 1940 Act.

Board Members of each Fund1

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Name (Age)	Principal Occupation
Position with the Fund (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (65)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board (1995)		CB12 (formerly, Century Business Services, Inc.), a
provider of outsourcing functions for small and medium
size companies, Director
The Newark Group, a provider of a national market of
paper recovery facilities, paperboard mills and
paperboard converting plants, Director
Sunair Services Corporation, a provider of certain
outdoor-related services to homes and businesses,
Director

Gordon J. Davis (67)	Partner in the law firm of Dewey &	Consolidated Edison, Inc., a utility company, Director
Board Member (1993)	LeBoeuf, LLP	Phoenix Companies, Inc., a life insurance company,
	President, Lincoln Center for the	Director
	Performing Arts, Inc. (2001)	Board Member/Trustee for several not-for-profit groups

David P. Feldman (69)	Corporate Director and Trustee	BBH Mutual Funds Group (11 funds), Director
Board Member (1991)		The Jeffrey Company, a private investment company,
Director

Lynn Martin (69)	Advisor to the international	AT&T Inc., a telecommunications company, Director
Board Member (1994)	accounting firm of Deloitte &	Ryder System, Inc., a supply chain and transportation
	Touche, LLP and Chairperson to	management company, Director
its Council for the Advancement of The Procter & Gamble Co., a consumer products
	Women (March 1993-September	company, Director
	2005)	Constellation Energy Group, Director
Member Chicago Council on Global Affairs
Coca Cola International Advisory Council
Deutsche Bank Advisory Council

Daniel Rose (79)	Chairman and Chief Executive	Baltic-American Enterprise Fund, Director
Board Member (1992)	Officer of Rose Associates, Inc., a	Harlem Educational Activities Fund, Inc., Chairman
	New York based real estate	Housing Committee of the Real Estate Board of New
	development and management firm	York, Inc., Director

Philip L. Toia (75)	Private Investor	None
Board Member (1997)

Anne Wexler (79)	Chairman of Wexler & Walker	Wilshire Mutual Funds (5 funds), Director
Board Member (1994)	Public Policy Associates,	The Community Foundation for the National Capital
	consultants specializing in	Region, Director
	government relations and public	Member of the Council of Foreign Relations
	affairs from January 1981 to	Member of the National Park Foundation
	present	WETA-DC’s Public TV and Radio Station, Vice Chairman
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     Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund's accounting and financial reporting processes and the audits of the Fund's financial statements and (ii) to assist in the Board's oversight of the

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integrity of the Fund's financial statements, the Fund's compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. Each Fund's nominating committee, among other things, is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. Each Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments. Each Fund's audit committee met four times during the fiscal year ended December 31, 2008. The compensation, nominating and pricing committees did not meet during the last fiscal year.

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     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2008.

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Aggregate Holding of Funds
Name of Board	Money	Intermediate	Long Term	in the Dreyfus Family of
Member	Market Fund	Term Fund	Fund	Funds for which Responsible

as a Board Member

Joseph S. DiMartino	None	None	None	Over $100,000
Gordon J. Davis	None	None	None	$50,000 - $100,000
David P. Feldman	None	None	None	Over $100,000
Lynn Martin	None	None	None	$1 - $10,000
Daniel Rose	None	None	None	$50,001 - $100,000
Philip L. Toia	None	None	None	$1 - $10,000
Anne Wexler	None	None	None	Over $100,000
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

     As of December 31, 2008, none of the Board members or their immediate family members owned securities of Dreyfus, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus or the Distributor.

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     Each Fund pays its Board members its allocated portion of an annual retainer of $30,000 and a fee of $4,000 per meeting (with a minimum $500 per meeting and per telephone meeting) attended for the Fund and five other funds (comprised of 13 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Each Emeritus Board member is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by each Fund and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2008, were as follows:

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				Total Compensation from the
Name of Board	Money	Intermediate	Long Term	Funds and Fund Complex Paid
Member	Market Fund*	Term Fund*	Fund*	to Board Member(** )

Joseph S. DiMartino	$23,815	$4,356	$1,930	$873,275 (174)
Gordon J. Davis	$19,248	$3,494	$1,548	$136,000 (41)
David P. Feldman	$19,248	$3,494	$1,548	$207,500 (47)
Lynn Martin	$18,722	$3,448	$1,528	$50,500 (14)
Daniel Rose	$17,793	$3,167	$1,400	$144,000 (43)
Philip L. Toia	$18,056	$3,190	$1,410	$97,000 (36)
Sander Vanocur***	$ 9,700	$1,771	$782	$79,889 (43)
Anne Wexler	$17,267	$2,933	$1,301	$176,000 (47)
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
*	Amount does not include cost of office, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which in the aggregate amounted to $2,733, $4,520 and $4,231 for the Money Market Fund, Intermediate Term Fund and Long Term Fund, respectively.
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**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board member serves.

***	Emeritus Board member since January 8, 2008.

Officers of the Funds

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J. DAVID OFFICER, President since December 2006. Chief Operating Officer, Vice-Chairman and a director of Dreyfus, and an officer of 76 investment companies (comprised of 174 portfolios) managed by Dreyfus. He is 60 years old and has been an employee of Dreyfus since April 1998.

(1)CHARLES CARDONA, Executive Vice President since March 2000. Vice Chairman and a director of Dreyfus, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 13 other investment companies (comprised of 22 portfolios) managed by Dreyfus. He is 53 years old and has been an employee of Dreyfus since February 1981.

PHILLIP N. MAISANO, Executive Vice President since July 2007. Chief Investment Officer, Vice Chair and a director of Dreyfus, and an officer of 76 investment companies (comprised of 174 portfolios) managed by Dreyfus. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation(“BNY Mellon”), each of which is an affiliate of Dreyfus. He is 61 years old and has been an employee of Dreyfus since November 2006. Prior to joining Dreyfus, Mr. Maisano served as Chairman and Chief Executive Officer of EACM

Advisors, an affiliate of Dreyfus, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 193 portfolios) managed by Dreyfus. He is 49 years old and has been an employee of the Dreyfus since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.Senior Counsel of BNY Mellon and Secretary of Dreyfus, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. He is 42 years old and has been an employee of Dreyfus since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. She is 53 years old and has been an employee of Dreyfus since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. He is 47 years old and has been an employee of Dreyfus since June 2000.

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(1) Dreyfus U.S. Treasury Intermediate Term Fund only.

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JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. She is 46 years old and has been an employee of Dreyfus since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. He is 45 years old and has been an employee of Dreyfus since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. He is 57 years old and has been an employee of Dreyfus since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. He is 43 years old and has been an employee of Dreyfus since October 1990.

JAMES WINDELS, Treasurer since November 2001. Director Mutual Fund Accounting of Dreyfus, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. He is 49 years old and has been an employee of Dreyfus since April 1985.

RICHARD S. CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager – Money Market and Municipal Bond Funds of Dreyfus, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. He is 50 years old and has been an employee of Dreyfus since October 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of Dreyfus, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. He is 40 years old and has been an employee of Dreyfus since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007. Senior Accounting Manager --Equity Funds of Dreyfus, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. He is 41 years old and has been an employee of Dreyfus since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002. Senior Accounting Manager –Equity Funds of Dreyfus, and an officer of 77 investment companies (comprised of 195 portfolios) managed by Dreyfus. He is 41 years old and has been an employee of Dreyfus since November 1990.

ROBERT S. ROBOL, Assistant Treasurer since December 2002. Senior Accounting Manager –Fixed Income Funds of the Manager, and an officer of 77 investment companies

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(comprised of 195 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since October 1988.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since July 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 191 portfolios) managed by Dreyfus. He is 38 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of Dreyfus and The Dreyfus Family of Funds (77 investment companies, comprised of 195 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services.  In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with Dreyfus since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.
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The address of each Board member and officer of the Funds is 200 Park Avenue, New York, New York 10166.

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     Each Fund's Board members and the officers, as a group, owned less than 1% of the Fund's shares outstanding on April 15, 2009.

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     The following shareholders owned of record 5% or more of the indicated Fund’s shares outstanding on April 15, 2009. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

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
Percent of Total
Name and Address	Shares Outstanding

Money Market Fund

First Clearing LLC	5.65%
10750 Wheat First Drive
Glen Allen, VA 23060-9243

Wells Fargo Investments LLC
608 Second Avenue South	5.43%
Minneapolis, MN 55479-0001

Sandstone Capital
177 Milk Avenue, 1st Floor	5.22%
Boston, MA 02109-3415

Intermediate Term Fund

National Financial Services	23.38%
82 Devonshire Street
Boston, MA 02109-3605

UBS Wealth Management USA
499 Washington Boulevard	9.47%
Jersey City, NJ 07310-1995

Charles Schwab & Company, Inc.
101 Montgomery Street	5.71%
San Francisco, CA 94104-4151

Merrill Lynch
4800 Deer Lake Drive East
2nd Floor	5.45%
Jacksonville, Fl 32246-6484

Pershing LLC
P.O. Box 2052, 7th Floor	5.20%
Jersey City, NJ 07303-2052

Long Term Fund

UBS Wealth Management USA	11.01%
499 Washington Boulevard
Jersey City, NJ 07310-1995
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
ING Advisors	7.74%
400 Atrium Drive
Somerset, NJ 08873-4162

Citigroup Global Markets, Inc.
Mutual Fund Processing Department
333 West 34th Street	6.02%
3rd Floor
New York, NY 10001-2402

MANAGEMENT ARRANGEMENTS


     Investment Adviser. Dreyfus is a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

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     Dreyfus provides management services to each fund pursuant to separate Management Agreements (respectively, the “Agreement”) between the Fund and Dreyfus. As to each Fund, the Agreement is subject to annual approval by (i) the Fund’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or Dreyfus, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days’ notice, by the Fund’s Board or by vote of the holders of a majority of the Fund’s outstanding voting securities or, upon not less than 90 days’ notice, by Dreyfus. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

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     The following persons are officers and/or directors of Dreyfus: Jonathan Baum, Chair of the Board and Chief Executive Officer; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Dwight Jacobsen, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Gary E. Abbs, Vice President-Tax; Jill Gill, Vice President-Human Resources; Joanne S. Huber, Vice President-Tax; Anthony Mayo, Vice President-Information Systems; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O’Hanley III, Cyrus Taraporevala and Scott E. Wennerholm, directors.

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     Each Fund, Dreyfus and the Distributor each have a Code of Ethics that permits its personnel, subject to such Code of Ethics, to invest in securities, including securities that may be purchased or held by the Funds. Dreyfus’ Code of Ethics subjects its employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of BNY Mellon’s Investment Ethics Committee (the “Committee”). Portfolio managers and other investment personnel of Dreyfus who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

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     Dreyfus maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to each Fund. Dreyfus may pay the Distributor for shareholder services from the Dreyfus’ own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers, and other industry professionals (collectively, “Service Agents”) in respect of these services. Dreyfus also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

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     Portfolio Managers. Dreyfus provides day-to-day management of each Fund's portfolio of investments in accordance with the stated policies of such Fund, subject to the approval of the Fund's Board. Dreyfus is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The Term Funds' primary portfolio manager is Robert Bayston, who is employed by Dreyfus and Standish Mellon Asset Management Company, LLC ("Standish"), a subsidiary of BNY Mellon and an affiliate of Dreyfus. The Money Market Fund's portfolio managers are Bernard W. Kiernan, Jr., Patricia A. Larkin and Thomas Riordan, each of whom is employed by Dreyfus. Dreyfus also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by Dreyfus.

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     Portfolio Manager Compensation. (Term Funds only) The portfolio managers’ cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). The Funds’ portfolio managers are compensated by Dreyfus or its affiliates and not by the Fund. Funding for the Standish Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish’s performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March, for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance relative to both benchmarks and peer comparisons and goals established at the beginning of each calendar year. Goals are to a substantial degree based on investment performance, including performance

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for one and three year periods. Also considered in determining individual awards are team participation and general contributions to Standish.

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     All portfolio managers are also eligible to participate in the Standish Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of Standish (capped at 20% per year). Management has discretion with respect to actual participation.

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     Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to BNY Mellon’s Elective Deferred Compensation Plan.

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     Additional Information About Portfolio Managers. (Term Funds only) The following table lists the number and types of other accounts advised by each Term Fund’s primary portfolio managers and assets under management in those accounts as of the end of the Fund’s fiscal year:

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	Registered
	Investment
	Company		Pooled	Assets	Other	Assets
Portfolio Manager	Accounts	Assets Managed	Accounts	Managed	Accounts	Managed

Robert Bayston	5	$1.20 billion	0	$0	27	$.76 billion
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None of the funds or accounts are subject to a performance-based advisory fee.

     The dollar range of Fund shares beneficially owned by the primary portfolio manager as of the end of the Fund’s fiscal year are as follows:

Dollar Range of Fund Shares
Portfolio Manager	Fund Name	Beneficially Owned

Robert Bayston	Intermediate Term Fund	None
	Long Term Fund	None
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     Portfolio managers at Dreyfus may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

     Potential conflicts of interest may arise because of Dreyfus’ management of the Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

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     Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio manager may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

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     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

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     Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of Dreyfus and an affiliated entity and such portfolio managers also manage other accounts.

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     Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting Dreyfus' fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics. Furthermore, senior investment and business personnel at periodically review the performance of the portfolio managers for Dreyfus-managed funds.

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     Expenses. All expenses incurred in the operation of a Fund are borne by such Fund, except to the extent specifically assumed by Dreyfus. The expenses borne by each Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of Dreyfus, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining such Fund's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any


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extraordinary expenses. All fees and expenses are accrued daily and deducted before the declaration of dividends to shareholders.


     As compensation for the Dreyfus’ services, the Money Market Fund has agreed to pay Dreyfus a monthly management fee at the annual rate of 0.50% of the value of the Fund's average daily net assets and each of the Intermediate Term Fund and Long Term Fund has agreed to pay Dreyfus a monthly management fee at the annual rate of 0.60% of the value of the Fund's average daily net assets. The management fees paid by each Fund for the fiscal years ended December 31, 2006, 2007 and 2008 were as follows:

	Money Market Fund
	2006	2007	2008

Management fee paid	$2,870,904	$2,972,984	$6,536,356

	Intermediate Term Fund
	2006	2007	2008

Management fee payable	$1,105,020	$1,152,753	$1,255,672
Reduction due to undertakings	$498,681	$542,554	$520,830
Net management fee paid	$606,339	$610,199	$734,842

Long Term Fund
	2006	2007	2008

Management fee payable	$477,189	$463,321	$557,694
Reduction due to undertakings	$246,098	$210,148	$246,478
Net management fee paid	$231,091	$253,173	$311,216
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

     Dreyfus has agreed that if, in any fiscal year, the aggregate expenses of a Fund, exclusive of taxes, brokerage fees, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, such Fund may deduct from the payment to be made to Dreyfus under the Agreement, or Dreyfus will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.


     The aggregate of the fees payable to Dreyfus is not subject to reduction as the value of a Fund's respective net assets increases.


     Distributor. The Distributor, a wholly-owned subsidiary of Dreyfus, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to separate agreements with the Funds each of which is renewable annually. The Distributor also serves as distributor for the other funds in the Dreyfus Family of Funds and BNY Mellon Fund Trust. Before June 30, 2007, the Distributor was known as “Dreyfus Service Corporation.”


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     The Distributor may pay certain Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agent in Fund shares by employees participating in a qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments (“Retirement Plans”), or other programs. The term Retirement Plans does not include IRAs, IRA “Rollover Accounts” or IRAs set up under Simplified Employee Pension Plans (“SEP-IRAs”). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.


     Dreyfus or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any shareholder services fees or other expenses paid by a Fund to those intermediaries. Because those payments are not made by you or the Fund, a Fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Dreyfus or the Distributor’s own resources to Service Agents for inclusion on the Fund sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing”. From time to time, Dreyfus or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Funds to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

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     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Dreyfus, 200 Park Avenue, New York, New York 10166, is each Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and each Fund and the payment of dividends and distributions payable by each Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. Each Fund also makes payments to certain financial intermediaries,

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including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of Fund shares.

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     The Bank of New York Mellon (“the Custodian”), an affiliate of Dreyfus, One Wall Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with each Fund, the Custodian holds the Fund’s securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each Fund’s assets held in custody and receives certain securities transaction charges.

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HOW TO BUY SHARES

     General. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a Service Agent. You will be charged a fee if an investment check is returned unpayable. Share certificates are issued only upon your written request. No certificates are issued for fractional shares.

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     The Funds reserve the right to reject any purchase order. No Fund will establish an account for a “foreign financial institution,” as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter. The Funds will not accept cash, travelers checks, or money orders as payment for shares.

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     As discussed under the “Management Arrangements-Distributor”, Service Agents may receive revenue sharing payments from Dreyfus or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Funds instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

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     The minimum initial investment for each Fund is $2,500 or $1,000 if you are a client of a Service Agent which has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and Rollover IRAs) and 403(b) (7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of each Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of Dreyfus or any of

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its affiliates or subsidiaries who elect to have a portion of their pay directly invested into their Fund account, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by Dreyfus, including members of each Fund's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in a Fund. Each Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to such Fund. Fund shares are offered without regard to the minimum initial and subsequent investment requirements to shareholders purchasing Fund shares through wrap fee accounts or other fee-based programs. Each Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

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     Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

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     Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time)(except for the Money Market Fund which is calculated at 3:00p.m. and 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures contracts held by a Term Fund may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. For information regarding the methods employed in valuing the Funds’ investment, see "Determination of Net Asset Value."

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     For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Term Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

     Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern Time, on any day that the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the share price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business). Fund shares will be purchased at the share price determined on the next bank business day following such purchase order. To qualify to use Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

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     In-Kind Purchases. If the following conditions are satisfied, the Fund may, at its discretion, permit the purchase of Fund shares through an “in-kind” exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

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     The basis of the exchange will depend upon the relative NAVs of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. The exchange of securities for Fund shares may be a taxable transaction to the shareholder. For further information about “in-kind” purchases, call 1-800-554-4611.

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SHAREHOLDER SERVICES PLAN

     Each Fund has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund reimburses the Distributor an amount not to exceed the annual rate of 0.25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

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     A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the relevant Fund's Board for its review. In addition, the Plan provides that material amendments of the Plan must be approved by the relevant Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of such Fund or Dreyfus and have no direct or indirect financial interest in the

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operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

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     For the fiscal year ended December 31, 2008, the fees paid pursuant to the Plan by the Money Market Fund, Intermediate Term Fund and Long Term Fund amounted to $360,701, $120,213 and $59,849, respectively.

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HOW TO REDEEM SHARES

     General. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds (or redeeming such shares in the case of the Money Market Fund) for up to eight business days after the purchase of such shares. In addition, the Fund will not honor redemption checks under the Checkwriting Privilege, and will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Prior to the time any redemption of shares of the Money Market Fund is effective, dividends on such shares will accrue and be payable, and you will be entitled to exercise all other rights of beneficial ownership. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

     Checkwriting Privilege. Each Fund provides redemption checks ("Checks") to you automatically upon opening an account unless you specifically refuse the Checkwriting Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Checkwriting Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in the amount of $500 or more. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

     Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

     You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the check, all postdated Checks which are dated within six months of presentment of payment, if they are otherwise in good order. For the Term Funds only, the Checkwriting Privilege will be terminated immediately, without notice, with respect to any account which is, or becomes, subject to backup withholding on redemptions. Any Check written on an account which has become subject to backup withholding on redemptions will not be honored by the Transfer Agent.

     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve Board. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each investor, with each signature guaranteed as described below under "Share Certificates; Signatures."

     Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer Privilege. See "How to Buy Shares--Dreyfus TeleTransfer Privilege."

     Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be imposed to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each investor, including each owner of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature program, the Securities Transfer Agents Medallion Program ("STAMP"), and the Stock

Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

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     Redemption Commitment. The Funds have committed to pay in cash all redemption requests by any investor of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of each respective Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption from a Fund in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of such Fund in case of an emergency or any time a cash distribution would impair the liquidity of such Fund to the detriment of the existing investors. In such event, the securities would be valued in the same manner as such Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

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     Suspension of Redemption. As to each Fund, the right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets such Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of such Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect such Fund's investors.

DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. The information contained in this section is applicable only to the Money Market Fund. The valuation of the Money Market Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Board has established, as a particular responsibility within the overall duty of care owed to the Money Market Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board members, at such intervals as they deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined by the Board members.

     The extent of any deviation between the Money Market Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2%, the Board members will consider promptly what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing investors, they have agreed to take such corrective action as they regard as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     Valuation of Term Fund Portfolio Securities. Each Term Fund’s investments are valued each business day using available market quotations or at fair value. Substantially all of the Fund’s investments (excluding short-term investments) are valued each business day by an independent pricing service (the “Service”) approved by the Fund’s Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities valued by the Service is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are not valued by the Service and may be carried at amortized cost, which approximates value. Debt securities that are not valued by the Service are valued at the average of the most recent bid and asked prices in the market in which such investments are primarily traded, or at the last sales price for securities traded primarily on an exchange. In the absence of reported sales of investments traded primarily on an exchange, the average of the most recent bid and asked prices is used. Bid price is used when no asked price is available. Expenses and fees, including the management fee, are accrued daily and are taken into account for the purpose of determining the net asset value of Fund shares.

     Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, or are determined by the Fund not to reflect accurately fair value, or are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the Fund’s Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

SHAREHOLDER SERVICES

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     Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of another Fund or shares of another fund in the Dreyfus Family of Funds to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

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A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

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     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and their account number. Any such exchange is subject to confirmation of your holdings through a check of appropriate records.

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     To request an exchange, you must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days’ written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     During times of drastic economic or market conditions, a Term Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

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     Dreyfus Auto Exchange Privilege. Dreyfus Auto-Exchange permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of another Fund or shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

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     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visit www.dreyfus.com. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account.

     Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-645-6561. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). Each Fund may modify or terminate this Program at any time. Investors who wish to purchase Fund shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and rollover IRAs.

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     Dreyfus Dividend Sweep. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, paid by a Fund in shares of another Fund or shares of another fund in the Dreyfus Family of Funds, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

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A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

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     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested distributions, the investor's shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. Automatic Withdrawal may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

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     Corporate Pension/Profit-Sharing and Personal Retirement Plans. Each Fund makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, each Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and Rollover IRAs), Education Savings Accounts and 403(b) (7) Plans. Plan support services also are available.

     If you wish to purchase Fund shares in conjunction with an Education Savings Account, a Keogh Plan, a 403(b) (7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b) (7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b) (7) Plans and SEP-IRAs with more than one participant, is $1,000 with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases.

     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

DIVIDENDS, DISTRIBUTIONS AND TAXES

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     Management of each Fund believes that each Fund has qualified for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the fiscal year ended December 31, 2008. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund pays no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders. To qualify as a regulated investment company, a Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

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     Each Fund ordinarily declares dividends from its net investment income on each day the New York Stock Exchange is open for business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the following business day(except of the Money Market Fund, which is declared on the preceding business day). Dividends usually are paid on the last business day of each month and automatically are reinvested in additional Fund shares at net asset value or, at your option, paid in cash. If you redeem all shares in your account at any time during the month, all dividends to which you are entitled will be paid to you along with the proceeds of the redemption. If you are an omnibus accountholder and indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, such portion of the accrued dividends will be paid to you along with the proceeds of the redemption.


     The Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain dividend received. In addition, any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of shares below the cost of the investment. Such a dividend or distribution would be a return of capital taxable as stated in the Fund’s Prospectus.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments, and certain financial futures or forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in

"conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by a Term Fund from certain financial futures and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of Section 1256 contracts and options as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of a Term Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to a Term Fund characterized in the manner described above.

     Offsetting positions held by a Term Fund involving certain futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by a Term Fund, losses realized by a Term Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by a Term Fund may constitute "mixed straddles." A Term Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above

     If a Term Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

     Investment by a Term Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules, affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Term Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Term Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

PORTFOLIO TRANSACTIONS


     General. Dreyfus assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. Funds managed by dual employees of Dreyfus and an affiliated entity, and funds that employ a sub-investment adviser, execute portfolio



transactions through the trading desk of the affiliated entity or sub-investment adviser, as applicable (the “Trading Desk”). Those funds use the research facilities, and are subject to the internal policies and procedures, of applicable affiliated entity or sub-investment adviser.


     The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers. Under the Trading Desk’s procedures, portfolio managers and their corresponding Trading Desks may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts and other relevant factors).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing a Fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of such fund’s transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

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     Funds and accounts managed by Dreyfus, an affiliated entity or a sub-investment adviser may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.


     For the fiscal years ended December 31, 2006, 2007 and 2008, the amounts paid by each Fund for brokerage commissions, were as follows:

Name of Fund		Brokerage Commissions Paid

	2006	2007	2008

Money Market Fund	$0	$0	$0
Intermediate Term Fund	$0	$0	$9,753
Long Term Fund	$10,808	$15,940	$6,603

     For the fiscal years ended December 31, 2006, 2007 and 2008, no amounts were paid in spreads or concessions paid on principal transactions.


     The Fund contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of Dreyfus. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of Dreyfus are reasonable and fair. There were no transactions conducted through Dreyfus or its affiliates for the fiscal year ended December 31, 2008.


     Soft Dollars. The term “soft dollars” is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser. Section 28(e) of the Securities Exchange Act of 1934 provides a “safe harbor” that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

     Subject to the policy of seeking best execution, Dreyfus-managed funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e). Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity or sub-investment adviser in its investment decision-making responsibilities, as contemplated under Section 28(e). Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

     The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies. The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as online quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement). Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a “mixed use”). If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Trading Desk in hard dollars.

     The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided. The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

     There may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client. The affiliated entity or sub-investment adviser may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit. Further, research services and products may be useful to the affiliated entity or sub-investment adviser in providing investment advice to any of the funds or clients it advises. Likewise, information made available to the affiliated entity or sub-investment adviser from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client. Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity or sub-investment adviser and fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the normal independent research activities of the affiliated entity or sub-investment adviser, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.


     There were no transactions conducted on an agency basis through a broker, for among other things, research services for the fiscal year ended December 31, 2008.


     Disclosure of Portfolio Holdings. It is the policy of Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each fund, or its duly authorized service providers, publicly discloses its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission. Each non-money marker fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings, at month-end, with a one-month lag, on the Dreyfus website at www.dreyfus.com. In addition, fifteen days following the end of each calendar quarter, each non-money marker fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter. Each money market fund will disclose daily on www.dreyfus.com the fund’s complete schedule of holdings as of the end of the previous day. The schedule of holdings will remain on the website until the date on which the fund files its Form N-CSR or From N-Q for the period that includes the date of the posted holdings.


     If a fund’s portfolio holdings are released pursuant to an ongoing arrangement with any party, the fund must have a legitimate business purpose for doing so, and neither the fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. Funds may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     Funds may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the fund’s custodian, auditors, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of portfolio holdings may be authorized only by the fund's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the fund's Board.

INFORMATION ABOUT THE FUNDS

     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for each Fund to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, each Fund's Agreement and Declaration of Trust ("Trust Agreement") disclaims shareholder liability for acts or obligations of the relevant Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Board member. Each Trust Agreement provides for indemnification from the respective Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

     Each Term Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to a Term Fund’s performance and their shareholders. If a Term Fund’s management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor’s exchange privilege, with or without prior notice. Such investors also may be barred from purchasing shares of other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern or excessive or abusive trading. In addition, each Term Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Term Fund’s management, the Term Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Term Fund receives or anticipates receiving simultaneous orders that may significantly affect the Term Fund. If an exchange request is refused, the Term Fund will take no other action with respect to Fund shares until it receives further instructions from the investor. While each Term Fund will take reasonable steps to prevent excessive short term trading deemed to be harmful to the Term Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

     To offset the relatively higher costs of servicing smaller accounts, each Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the last four months of each year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000, and will not apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.

Each Fund sends annual semi-annual financial statements to all its shareholders.

     Effective January 20, 2003, each Term Fund changed its investment objective from seeking as high a level of current income as is consistent with the preservation of capital to its current objective. Prior to October 24, 1991, each Term Fund’s investment objective was to provide investors with as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. Government and its agencies and instrumentalities that provide interest income exempt from state and local income taxes. Effective May 15, 1998, each Term Fund changed its management policies from investing solely in U.S. Treasury securities to its present management policies.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' combined Prospectus.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for each Fund.

DREYFUS 100% U.S. TREASURY MONEY MARKET FUND PART C. OTHER INFORMATION ________________________________

Item 23. Exhibits _______ __________

(a)	Registrant's Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) of Post-
Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on October 31, 1993.

(b)	Registrant's By-Laws, amended and restated January 2006, are incorporated by reference to Exhibit (b) of
Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on April 28, 2006.

(d)	Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on March 1, 1995.

(e)(1)	Revised Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment
No. 23 to the Registration Statement on Form N-1A, filed on April 28, 2000.

(e)(2)	Forms of Service Agreements are incorporated by reference to (e) (2) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on April 27, 2007.

(e)(3)	Forms of Supplement to Service Agreements are incorporated by reference to (e) (3) of Post-Effective
Amendment No. 31 to the Registration Statement on Form N-1A, filed on April 27, 2007.

(g)(1)	Custody Agreement is incorporated by reference to Exhibit (g) (1) of Post-Effective Amendment No. 26 to
the Registration Statement on Form N-1A, filed on April 30, 2002.

(g)(2)	Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g) (2) of Post-Effective
Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 30, 2002.

(h)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on March 1, 1995.

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(h)(2)	Amended and Restated Transfer Agency Agreement is incorporated by reference to Exhibit (h)(2) of Post-
Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on April 28, 2008.
(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective
Amendment No. 11 to the Registration Statement on Form N-1A, filed on April 14, 1994.

(j)	Consent of Independent Auditors.

(p)	Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 32 to
the Registration Statement on Form N-1A, filed on April 28, 2008.

.

Item 23. Exhibits. - List (continued) _______ _____________________________________________________

Other Exhibits ______________

(a)	Powers of Attorney are incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on April 27, 2007.

(b)	Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on April 28, 2000.

(c)	Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (c) of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on April 28, 2006.

Item 24. Persons Controlled by or under Common Control with Registrant. _______ _______________________________________________________

Not Applicable

Item 25. Indemnification _______ _______________

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following:

Article VIII of the Registrant’s Declaration of Trust and any amendments thereto, Article 10 of the Registrant’s Amended and Restated Bylaws and Section 1.11 of the Distribution Agreement.

Item 26. Business and Other Connections of Investment Adviser. _______ ____________________________________________________

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser
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Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	MBSC Securities Corporation++	Chief Executive Officer	3/08 - Present
Chief Executive Officer		Chairman of the Board	3/08 - Present
and Chair of the Board		Director	6/07 - 3/08
		Executive Vice President	6/07 - 3/08
	Dreyfus Service Corporation++	Director	8/06 - 6/07
		Executive Vice President	8/06 - 6/07
J. Charles Cardona	MBSC Securities Corporation++	Director	6/07 - Present
President and Director		Executive Vice President	6/07 - Present
	Universal Liquidity Funds plc+	Director	4/06 - Present
	Dreyfus Service Corporation++	Executive Vice President	2/97 – 6/07
		Director	8/00 – 6/07
Diane P. Durnin	None
Vice Chair and Director
Phillip N. Maisano	The Bank of New York Mellon *****	Senior Vice President	7/08 – Present
Director, Vice Chair and
Chief Investment Officer
	BNY Mellon, National Association +	Senior Vice President	7/08 – Present
	Mellon Bank, N.A.+	Senior Vice President	4/06 – 6/08
	BNY Alcentra Group Holdings, Inc.++	Director	10/07 – Present
	BNY Mellon Investment Office GP LLC*	Manager	4/07 – Present
	Mellon Global Alternative Investments Limited	Director	8/06 - Present
London, England
	Pareto Investment Management Limited	Director	4/08 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/06 - Present
	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462
	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462
	EACM Advisors LLC	Chairman of Board	8/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940
	Founders Asset Management LLC****	Member, Board of	11/06 - Present
Managers

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Mellon Equity Associates, LLP+	Board Member	12/06 – 12/07

	Newton Management Limited	Board Member	12/06 - Present
London, England

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	Mellon Financial Center	Member, Board of	10/04 - Present
	201 Washington Street	Managers
Boston, MA 02108-4408

	Alcentra NY, LLC++	Manager	1/08 - Present

	Alcentra US, Inc. ++	Director	1/08 - Present

	Alcentra, Inc. ++	Director	1/08 – Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Pareto New York LLC++	Manager	11/07 - Present

	Standish Ventures LLC	President	12/05 – Present
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
		Manager	12/05 - Present

	Palomar Management	Director	12/97 - Present
London, England

	Palomar Management Holdings Limited	Director	12/97 - Present
London, England

	Pareto Investment Management Limited	Director	9/04 – Present
London, England

	MAM (DE) Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

	MAM (MA) Holding Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Ronald P. O’Hanley	The Bank of New York Mellon Corporation *****	Vice Chairman	7/07 - Present
Director
	Mellon Financial Corporation+	Vice Chairman	6/01 – 6/07
	Mellon Trust of New England, N.A. *	Vice Chairman	4/05 - 6/08
	The Bank of New York Mellon *****	Vice Chairman	7/08 – Present
	BNY Mellon, National Association +	Vice Chairman	7/08 – Present
	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 – Present
	BNY Mellon Investment Office GP LLC+	Manager	4/07 - Present
	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940
	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753
	Neptune LLC+++++	Chairman	7/98 - Present
		President	7/98 – Present
		Member, Management	6/98 – Present
Committee
	Pareto Investment Management Limited	Director	9/04 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/97 - Present
	The Boston Company Holding, LLC*	Vice Chairman	2/07 - Present
	Walter Scott & Partners Limited	Director	10/06 - Present
Edinburgh, Scotland
	WestLB Mellon Asset Management Holdings	Director	4/06 - Present
Limited
Dusseldorf, Germany
	Mellon Bank, N.A. +	Vice Chairman	6/01 – 6/08
	Standish Mellon Asset Management Company,	Board Member	7/01 – Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present
	Franklin Portfolio Associates, LLC*	Director	4/97 – Present
	Pareto Partners (NY) ++	Partner Representative	2/00 – Present

	Buck Consultants, Inc.++	Director	7/97 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	BNY Mellon Asset Management Japan Limited	Director	6/06 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	MAM (MA) Holding Trust+++++	Trustee	6/03 – Present

	MAM (DE) Trust+++++	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
The Bank of New York Mellon Centre
160 Queen Victoria Street
London England

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – 12/07
Member
		Chairman	1/98 – 12/07

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 – Present

Cyrus Taraporevala	Urdang Capital Management, Inc.	Director	10/07 - Present
Director	630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	The Boston Company Asset Management NY,	Manager	08/06 – Present
LLC*

	The Boston Company Asset Management LLC*	Manager	01/08 – Present

	BNY Mellon, National Association+	Senior Vice President	07/06 - Present

	The Bank of New York Mellon*****	Senior Vice President	07/06 - Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 - Present
Director

	Newton Management Limited	Director	1/06 – Present
London, England

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present
	222 Berkley Street	Administrator	11/07 - Present
Boston, MA 02116

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited	Director	3/06 – Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	10/05 – 12/07
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 - Present
	LLC	Managers
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	The Boston Company Holding, LLC*	Member, Board of	4/06 – Present
Managers

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 – 6/08

	Mellon Trust of New England, N. A.*	Director	4/06 – 6/08
		Senior Vice President	10/05 – 6/08

	MAM (DE) Trust+++++	Member of Board of	1/07 - Present
Trustees

	MAM (MA) Holding Trust+++++	Member of Board of	1/07 - Present
Trustees

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	MBSC Securities Corporation++	President	6/07 – Present
Chief Operating Officer,		Director	6/07 – Present
Vice Chair and Director
	Dreyfus Service Corporation++	President	3/00 – 6/07
		Director	3/99 – 6/07

	MBSC, LLC++	Manager, Board of	4/02 – 6/07
Managers
		President	4/02 – 6/07

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization, Inc.++	Director	3/99 – 3/07

	Seven Six Seven Agency, Inc.++	Director	10/98 - 4/07

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	The Bank of New York Mellon *****	Executive Vice President	7/08 – Present

	BNY Mellon, National Association +	Executive Vice President	7/08 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 – 6/08

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Dwight Jacobsen	Pioneer Investments	Senior Vice President	4/06 – 12/07
Executive Vice President	60 State Street
and Director	Boston, Massachusetts

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	The Bank of New York Mellon *****	Vice President	7/08 - Present
Controller

	BNY Mellon, National Association +	Vice President	7/08 - Present

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 – 6/08
		Treasurer	7/05 – 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 – Present

	MBSC, LLC++	Chief Financial Officer	7/05 – 6/07
		Manager, Board of	7/05 – 6/07
Managers

	MBSC Securities Corporation++	Director	6/07 – Present
		Chief Financial Officer	6/07 – Present

	Dreyfus Service Corporation++	Director	7/05 – 6/07
		Chief Financial Officer	7/05 – 6/07

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present

	Dreyfus Consumer Credit	Treasurer	7/05 – Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 – Present

	Dreyfus Service	Treasurer	7/05 – Present
Organization, Inc.++
	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 – Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 – Present
Chief Compliance Officer		Officer
	Laurel Capital Advisors, LLP+	Chief Compliance	4/05 – Present
Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 – Present
Officer
	MBSC, LLC++	Chief Compliance	10/04 – 6/07
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 – Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 – 6/07
Officer

Gary E. Abbs	The Bank of New York Mellon+	First Vice President and	12/96 – Present
Vice President – Tax		Manager of Tax
Compliance

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Chairman	01/09 – Present
		President	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Jill Gill	Mellon Financial Corporation +	Vice President	10/01 – 6/07
Vice President –
Human Resources	MBSC Securities Corporation++	Vice President	6/07 – Present

	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

	Dreyfus Service Corporation++	Vice President	10/06 – 6/07

Joanne S. Huber	The Bank of New York Mellon+	State & Local	07/1/07 –
Vice President – Tax		Compliance Manager	Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Anthony Mayo	None
Vice President –
Information Systems

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 – Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC	Vice President– Real	8/07 – Present
	65 LaSalle Road	Estate and Leases
West Hartford, CT 06107
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 – Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Bank Community Development	Vice President– Real	11/07 – Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President– Real	12/07 – Present
Estate and Leases
	Mellon Holdings, LLC+	Vice President– Real	12/07 – Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President– Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President– Real	8/07 – 7/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 07/08
Estate and Leases
	Mellon Trust Company of New England, N.A.+	Vice President– Real	8/07 – 6/08
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Mellon Trust Company of New York LLC++	Vice President– Real	8/07 – 6/08
Estate and Leases
	Mellon Ventures, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Melnamor Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pareto New York LLC++	Vice President– Real	10/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	RECR, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	SKAP #7+	Vice President– Real	8/07 – 11/07
Estate and Leases
	Technology Services Group, Inc.*****	Senior Vice President	6/06 – Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 – Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 – Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 – Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Eagle Investment Systems LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	East Properties Inc. +	Vice President– Real	8/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	FSFC, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Bank Community Development	Vice President – Real	11/07 - Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon Funding Corporation+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon Holdings LLC+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President – Real	8/07 – 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President – Real	8/07 – 7/08
Estate and Leases
	Mellon Trust of New England, N.A. *	Vice President – Real	8/07 – 6/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – 7/08
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Promenade, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	RECR, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	SKAP #7+	Vice President – Real	8/07 – 11/07
Estate and Leases
	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 – 5/08

	Texas AP, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 – Present
Estate and Leases
	Trilem, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

James Bitetto	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present
Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 – 6/07

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present
		Director	2/02 – 7/06

	Founders Asset Management LLC****	Assistant Secretary	3/01 - Present

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 27. Principal Underwriters

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.

2.	BNY Mellon Funds Trust

3.	CitizensSelect Funds

4.	Dreyfus Appreciation Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Government Money Market Fund

7.	Dreyfus BASIC U.S. Mortgage Securities Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus Cash Management

10.	Dreyfus Cash Management Plus, Inc.

11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

12.	Dreyfus Funds, Inc.

13.	The Dreyfus Fund Incorporated

14.	Dreyfus Government Cash Management Funds

15.	Dreyfus Growth and Income Fund, Inc.

16.	Dreyfus Index Funds, Inc.

17.	Dreyfus Institutional Cash Advantage Funds

18.	Dreyfus Institutional Money Market Fund

19.	Dreyfus Institutional Preferred Money Market Funds

20.	Dreyfus Institutional Reserves Funds

21.	Dreyfus Intermediate Municipal Bond Fund, Inc.

22.	Dreyfus International Funds, Inc.

23.	Dreyfus Investment Funds

24.	Dreyfus Investment Grade Funds, Inc.

25.	Dreyfus Investment Portfolios

26.	The Dreyfus/Laurel Funds, Inc.

27.	The Dreyfus/Laurel Funds Trust

28.	The Dreyfus/Laurel Tax-Free Municipal Funds

29.	Dreyfus LifeTime Portfolios, Inc.

30.	Dreyfus Liquid Assets, Inc.

31.	Dreyfus Manager Funds I

32.	Dreyfus Manager Funds II

33.	Dreyfus Massachusetts Municipal Money Market Fund

34.	Dreyfus Midcap Index Fund, Inc.

35.	Dreyfus Money Market Instruments, Inc.

36.	Dreyfus Municipal Bond Opportunity Fund

37.	Dreyfus Municipal Cash Management Plus

38.	Dreyfus Municipal Funds, Inc.

39.	Dreyfus Municipal Money Market Fund, Inc.

40.	Dreyfus New Jersey Municipal Bond Fund, Inc.

41.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

42.	Dreyfus New York AMT-Free Municipal Bond Fund

43.	Dreyfus New York AMT-Free Municipal Money Market Fund

44.	Dreyfus New York Municipal Cash Management

45.	Dreyfus New York Tax Exempt Bond Fund, Inc.

46.	Dreyfus Opportunity Funds


47.	Dreyfus Pennsylvania Municipal Money Market Fund

48.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

49.	Dreyfus Premier Equity Funds, Inc.

50.	Dreyfus Premier GNMA Fund, Inc.

51.	Dreyfus Premier Investment Funds, Inc.

52.	Dreyfus Premier Short-Intermediate Municipal Bond Fund

53.	Dreyfus Premier Worldwide Growth Fund, Inc.

54.	Dreyfus Research Growth Fund, Inc.

55.	Dreyfus State Municipal Bond Funds

56.	Dreyfus Stock Funds

57.	Dreyfus Short-Intermediate Government Fund

58.	The Dreyfus Socially Responsible Growth Fund, Inc.

59.	Dreyfus Stock Index Fund, Inc.

60.	Dreyfus Tax Exempt Cash Management Funds

61.	The Dreyfus Third Century Fund, Inc.

62.	Dreyfus Treasury & Agency Cash Management

63.	Dreyfus Treasury Prime Cash Management

64.	Dreyfus U.S. Treasury Intermediate Term Fund

65.	Dreyfus U.S. Treasury Long Term Fund

66.	Dreyfus 100% U.S. Treasury Money Market Fund

67.	Dreyfus Variable Investment Fund

68.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

69.	General California Municipal Money Market Fund

70.	General Government Securities Money Market Funds, Inc.

71.	General Money Market Fund, Inc.

72.	General Municipal Money Market Funds, Inc.

73.	General New York Municipal Bond Fund, Inc.

74.	General New York Municipal Money Market Fund

75.	Strategic Funds, Inc.


(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
J. David Officer*	President and Director	President
Ken Bradle**	Executive Vice President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher******	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil*****	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Barbara A. McCann*****	Senior Vice President	None
Christine Carr Smith******	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Karin L. Waldmann*	Privacy Officer	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
John E. Lane*******	Vice President – Real Estate and Leases	None
Jeanne M. Login*******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None
Ken Christoffersen***	Assistant Secretary	None
*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

*****	Principal business address is One Boston Place, Boston, MA 02108.

******	Principal business address is 595 Market Street, San Francisco, CA 94105.

*******	Principal business address is 101 Barclay Street, New York 10286.


Item 28.	Location of Accounts and Records

1.	The Bank of New York Mellon
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of April, 2009.


DREYFUS 100% U.S. TREASURY MONEY MARKET FUND

BY:	/s/J. David Officer*
J. David Officer, PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ J. David Officer*	President (Principal Executive	4/30/09
J. David Officer	Officer)

/s/ James Windels*	Treasurer (Principal Financial	4/30/09
James Windels	and Accounting Officer)

/s/ Joseph S. DiMartino*	Chairman of the Board	4/30/09
Joseph S. DiMartino

/s/ Gordon J. Davis*	Director	4/30/09
Gordon J. Davis

/s/ David P. Feldman*	Director	4/30/09
David P. Feldman

/s/ Lynn Martin*	Director	4/30/09
Lynn Martin

/s/ Daniel Rose*	Director	4/30/09
Daniel Rose

/s/ Philip L. Toia*	Director	4/30/09
Philip L. Toia

/s/ Anne Wexler*	Director	4/30/09
Anne Wexler
*BY: /s/ Michael A. Rosenberg
Michael A. Rosenberg
Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

(j) Consent of Independent Auditors